Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Text Block]
The following table provides the assets and liabilities carried at fair value measured on a recurring and non-recurring basis as of December 31, 2015 and 2014:

2015 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$951	$951	$—	$—
Derivative assets	101	—	101	—
Derivative liabilities	(533)	—	(533)	—

2014 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$961	$961	$—	$—
Derivative assets	142	—	142	—
Derivative liabilities	(319)	—	(319)	—
Non-recurring fair value measurements:
Business dispositions	3	—	3	—

Fair Value, Measurement Inputs, Disclosure [Text Block]
The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value at December 31, 2015 and 2014:

	December 31, 2015		December 31, 2014
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$224	$209	$214	$204
Customer financing notes receivable	403	403	262	260
Short-term borrowings	(926)	(926)	(126)	(126)
Long-term debt (excluding capitalized leases)	(19,476)	(21,198)	(19,623)	(22,244)
Long-term liabilities	(458)	(419)	(80)	(74)
The following table provides the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Consolidated Balance Sheet as of December 31, 2015:

(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$209	$—	$209	$—
Customer financing notes receivable	403	—	403	—
Short-term borrowings	(926)	—	(727)	(199)
Long-term debt (excluding capitalized leases)	(21,198)	—	(20,845)	(353)
Long-term liabilities	(419)	—	(419)	—